State Street Corp.

Legal Services Department

P.O. Box 5049

Boston, MA 02206-5049

June 9, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:        Office of Filings, Information & Consumer Service

RE:	Wasatch Funds Trust (the “Trust”)
File Nos. 033-10451, 811-04920
Post Effective Amendment No. 85

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus dated June 4, 2014 and the Statement of Additional Information dated June 4, 2014 for the Investor Class shares of the Wasatch Core Growth Fund, Wasatch Emerging India Fund, Wasatch Emerging Markets Select Fund, Wasatch Emerging Markets Small Cap Fund, Wasatch Frontier Emerging Small Countries Fund, Wasatch Global Opportunities Fund, Wasatch Heritage Growth Fund, Wasatch International Growth Fund, Wasatch International Opportunities Fund, Wasatch Large Cap Value Fund, Wasatch Long Short Fund, Wasatch Micro Cap Fund, Wasatch Micro Cap Value Fund, Wasatch Small Cap Growth Fund , Wasatch Small Cap Value Fund, Wasatch Strategic Income Fund, Wasatch Ultra Growth Fund, Wasatch World Innovators Fund, Wasatch–1st Source Income Fund and Wasatch-Hoisington U.S. Treasury Fund do not differ from those contained in Post-Effective Amendment No. 85 to the Trust’s Registration Statement on Form N-1A that were filed electronically via EDGAR on June 3, 2014 (Accession #0001193125-14-223986).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President

cc:        R. Biles